Equities Roll Forward Schedule - Schedule of Equities Roll Forward Schedule (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Equities Roll Forward Schedule [Line Items]
Beginning Balance	$ 35,702,025
Ending, Balance	36,879,528
Net loss	(3,163,291)	$ (3,660,825)
Capital Contribution	2,275,236
Share-based payments	1,529,138
Foreign currency translation adjustment	$ 536,420
Ordinary Shares [Member] | Class A [Member]
Schedule of Equities Roll Forward Schedule [Line Items]
Beginning, Balance (in Shares)	7,195,314
Beginning Balance	$ 17,918
Ending, Balance (in Shares)	11,299,816
Ending, Balance	$ 28,179
Net loss
Capital Contribution (in Shares)	3,820,021
Capital Contribution	$ 9,550
Share-based payments (in Shares)	284,481
Share-based payments	$ 711
Foreign currency translation adjustment
Ordinary Shares [Member] | Class B [Member]
Schedule of Equities Roll Forward Schedule [Line Items]
Beginning, Balance (in Shares)	151,479
Beginning Balance	$ 379
Ending, Balance (in Shares)	189,434
Ending, Balance	$ 474
Net loss
Capital Contribution
Share-based payments (in Shares)	37,955
Share-based payments	$ 95
Foreign currency translation adjustment
Additional paid-in capital [Member]
Schedule of Equities Roll Forward Schedule [Line Items]
Beginning Balance	45,283,229
Ending, Balance	49,077,247
Net loss
Capital Contribution	2,265,686
Share-based payments	1,528,332
Foreign currency translation adjustment
Statutory reserve [Member]
Schedule of Equities Roll Forward Schedule [Line Items]
Beginning Balance	282,545
Ending, Balance	282,545
Net loss
Capital Contribution
Share-based payments
Foreign currency translation adjustment
(Accumulated deficits) earnings [Member]
Schedule of Equities Roll Forward Schedule [Line Items]
Beginning Balance	(9,607,600)
Ending, Balance	(12,770,891)
Net loss	(3,163,291)
Capital Contribution
Share-based payments
Foreign currency translation adjustment
Accumulated other comprehensive income (loss) [Member]
Schedule of Equities Roll Forward Schedule [Line Items]
Beginning Balance	(274,446)
Ending, Balance	261,974
Net loss
Capital Contribution
Share-based payments
Foreign currency translation adjustment	$ 536,420